UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Insured Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 - 11/30/2008

Item 1 - Schedule of Investments

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 140.6%      Albany, New York, IDA, Civic Facility Revenue Bonds (The University
                       Heights Association-Albany Law School), Series A, 6.75%, 12/01/09 (a)(b)           $ 3,375     $   3,598,357
                       ------------------------------------------------------------------------------------------------------------
                       Buffalo, New York, GO, Series D, 6%, 12/01/09 (a)(c)                                 2,000         2,117,980
                       ------------------------------------------------------------------------------------------------------------
                       Erie County, New York, Public Improvement, GO, Series A, 5.75%,
                       10/01/13 (d)(e)                                                                      1,025         1,057,769
                       ------------------------------------------------------------------------------------------------------------
                       Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
                       Series A, 4.50%, 2/15/47 (e)                                                        13,750         9,712,450
                       ------------------------------------------------------------------------------------------------------------
                       Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
                       Series A, 5%, 2/15/47 (d)                                                           10,250         7,836,432
                       ------------------------------------------------------------------------------------------------------------
                       Long Island Power Authority, New York, Electric System Revenue Bonds,
                       Series A, 5%, 9/01/29 (f)                                                            3,000         2,614,140
                       ------------------------------------------------------------------------------------------------------------
                       Long Island Power Authority, New York, Electric System Revenue Bonds,
                       Series A, 5%, 9/01/34 (f)                                                            4,700         3,957,400
                       ------------------------------------------------------------------------------------------------------------
                       Long Island Power Authority, New York, Electric System Revenue Refunding
                       Bonds, Series A, 5.50%, 5/01/33                                                      2,500         2,466,825
                       ------------------------------------------------------------------------------------------------------------
                       Long Island Power Authority, New York, Electric System Revenue Refunding
                       Bonds, Series B, 5%, 12/01/35 (c)                                                    3,500         3,159,905
                       ------------------------------------------------------------------------------------------------------------
                       Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
                       University Project), Series A, 5%, 7/01/30 (f)                                       4,000         3,777,800
                       ------------------------------------------------------------------------------------------------------------
                       Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
                       University Project), Series A, 5%, 7/01/35 (f)                                       3,075         2,841,177
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                       Revenue Bonds, Series A, 5%, 11/15/35 (e)                                            2,000         1,685,180
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Bonds, Series C,
                       6.50%, 11/15/28                                                                      6,015         6,256,201
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       Series A, 5.125%, 11/15/31                                                           3,425         3,258,579
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       Series A, 5.25%, 11/15/31 (d)(e)                                                     2,500         2,225,125
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       Series B, 5%, 11/15/28 (e)                                                           1,500         1,321,995
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Transit Facilities Revenue
                       Bonds, Series C, 4.75%, 7/01/12 (a)(c)                                               2,535         2,756,103
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Transportation Revenue
                       Refunding Bonds, Series F, 5.25%, 11/15/12 (a)(e)                                    6,300         6,998,922

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
PILOT     Payment in Lieu of Taxes
VRDN      Variable Rate Demand Notes

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                       5.75%, 8/01/09 (a)(c)                                                              $ 4,210     $   4,424,205
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Health and Hospital Corporation, Health
                       System Revenue Refunding Bonds, Series A, 5.25%, 2/15/17 (e)                         2,000         1,995,880
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Housing Development Corporation, M/F Housing
                       Revenue Bonds, AMT, Series C, 5%, 11/01/26                                           1,250         1,030,100
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Housing Development Corporation, M/F Housing
                       Revenue Bonds, AMT, Series C, 5.05%, 11/01/36                                        2,000         1,550,400
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Housing Development Corporation, M/F Housing
                       Revenue Bonds, AMT, Series H-1, 4.70%, 11/01/40                                      1,000           674,500
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Housing Development Corporation, M/F Housing
                       Revenue Bonds, AMT, Series H-2, 5.125%, 11/01/34                                     2,340         1,813,804
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                       (Nightingale-Bamford School), 5.25%, 1/15/17 (f)                                     1,200         1,217,208
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, IDR (Japan Airlines Company), AMT,
                       6%, 11/01/15 (c)                                                                     9,640         9,757,030
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
                       Stadium Project), 5%, 1/01/31 (f)                                                    4,000         3,186,480
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
                       Stadium Project), 5%, 1/01/36 (f)                                                   12,740         9,701,128
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
                       Stadium Project), 5%, 1/01/39 (f)                                                    4,500         3,380,670
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
                       Stadium Project), 5%, 1/01/46 (f)                                                    7,800         5,681,520
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
                       Project), 5%, 3/01/36 (e)                                                            3,950         3,005,634
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
                       Project), 5%, 3/01/46 (d)                                                           12,250         8,856,995
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
                       Charter Properties Inc.-The New York and Pennsylvania Hospital
                       Leasehold Project), 5.75%, 12/15/29 (c)                                              7,965         7,975,036
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                       (Terminal One Group Association Project), AMT, 5.50%, 1/01/24                        1,500         1,349,400
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System Revenue Bonds, Series A, 5.75%, 6/15/11 (a)(e)                         23,000        25,128,190
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System Revenue Bonds, Series A, 4.25%, 6/15/33                                 1,000           781,140
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System Revenue Bonds, Series A, 4.25%, 6/15/39 (c)                             2,900         2,172,941
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40                                 1,400         1,404,340
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System, Revenue Refunding Bonds, Series A, 5.125%, 6/15/34 (e)                 1,250         1,169,800
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System, Revenue Refunding Bonds, Series A, 5%, 6/15/35 (f)                   $ 3,500     $   3,109,995
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System, Revenue Refunding Bonds, Series C, 5%, 6/15/35 (e)                     1,000           916,270
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Municipal Water Finance Authority, Water and
                       Sewer System, Revenue Refunding Bonds, Series F, 5%, 6/15/29 (c)                       500           475,340
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Building Aid
                       Revenue Bonds, Series S-1, 5.50%, 7/15/38                                            4,000         3,847,200
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Building Aid
                       Revenue Bonds, Series S-2, 4.25%, 1/15/34 (d)(e)                                     4,830         3,490,448
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Building Aid
                       Revenue Bonds, Series S-2, 5%, 1/15/37 (c)(d)                                        3,750         3,403,425
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Building Aid
                       Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38                                  1,760         1,350,096
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured Revenue Bonds, Series B, 5.50%, 2/01/12 (e)                                  1,145         1,212,131
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured Revenue Bonds, Series B, 5.50%, 2/01/13 (e)                                    805           847,729
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured Revenue Bonds, Series B, 6.25%, 11/15/18 (d)                                 6,405         6,895,303
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured Revenue Bonds, Series C, 5%, 2/01/33 (d)                                    16,200        14,939,802
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured Revenue Bonds, Series E, 5.25%, 2/01/22 (e)                                  2,500         2,517,500
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, City Transitional Finance Authority, Future Tax
                       Secured, Revenue Refunding Bonds, Series A, 5%, 11/15/26 (d)                         1,000           954,350
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, GO, Refunding, Series A, 6.25%, 5/15/26 (c)                 3,700         3,927,402
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, GO, Series B, 5.75%, 8/01/13 (e)                            2,280         2,402,390
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, GO, VRDN, Sub-Series A-6, 1.50%,
                       11/01/26 (c)(g)(h)                                                                     375           375,000
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
                       (Polytechnic University), 5.25%, 11/01/37 (i)                                        2,160         1,521,590
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                       Bonds, DRIVERS, Series 1438Z, 8.058%, 10/15/12 (f)(g)                                1,250         1,210,200
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                       Bonds, Series A, 5%, 10/15/32 (f)                                                   14,175        13,363,907
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, Trust for Cultural Resources, Revenue Refunding
                       Bonds (American Museum of Natural History), Series A, 5%, 7/01/36 (e)                3,800         3,456,594
                       ------------------------------------------------------------------------------------------------------------
                       New York Convention Center Development Corporation, New York, Revenue Bonds
                       (Hotel Unit Fee Secured), 5%, 11/15/30 (f)                                           2,100         1,775,361
                       ------------------------------------------------------------------------------------------------------------
                       New York Convention Center Development Corporation, New York, Revenue Bonds
                       (Hotel Unit Fee Secured), 5%, 11/15/35 (f)                                          21,000        17,694,390
                       ------------------------------------------------------------------------------------------------------------
                       New York Convention Center Development Corporation, New York, Revenue Bonds
                       (Hotel Unit Fee Secured), 5%, 11/15/44 (f)                                           2,055         1,669,564
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Hospital Revenue Refunding Bonds
                       (New York and Presbyterian Hospital), 5.50%, 8/01/11 (f)(j)                        $ 1,000     $   1,042,640
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Hospital Revenue Refunding Bonds
                       (North General Hospital), 5.75%, 2/15/17 (k)                                         2,000         2,061,540
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Lease Revenue Bonds (Municipal Health
                       Facilities Improvement Program), Series 1, 5.50%, 1/15/14 (c)                        1,535         1,612,471
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Lease Revenue Bonds (Office Facilities
                       Audit and Control), 5.50%, 4/01/23 (e)                                                 645           647,477
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Lease Revenue Bonds (State University
                       Dormitory Facilities), 5%, 7/01/37 (f)                                               1,000           917,550
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue
                       Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-5,
                       5%, 1/15/32                                                                          3,300         2,893,605
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                       (School District Financing Program), Series A, 5%, 10/01/35 (c)                        450           402,957
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                       (School District Financing Program), Series C, 5%, 10/01/37 (c)                      2,500         2,221,275
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt, Revenue
                       Refunding Bonds (Mount Sinai School of Medicine of New York University),
                       5%, 7/01/35 (e)                                                                      2,100         1,771,182
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt, Revenue
                       Refunding Bonds (School District Financing Program), Series A,
                       5%, 10/01/35 (c)                                                                     5,000         4,477,300
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (853 Schools Program),
                       Issue 2, Series E, 5.75%, 7/01/19 (f)                                                1,340         1,371,892
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (Cooper Union of Advance
                       Science), 6.25%, 7/01/09 (a)(e)                                                      1,200         1,248,840
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (Gustavus Adolphus Child &
                       Family Services, Inc.), Series B, 5.50%, 7/01/18 (f)                                 2,058         2,103,379
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (New York State
                       Rehabilitation Association), Series A, 5.25%, 7/01/19 (l)                            1,180         1,194,325
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (New York State
                       Rehabilitation Association), Series A, 5.125%, 7/01/23 (l)                           1,000           979,840
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (Pace University),
                       6%, 7/01/10 (a)(e)                                                                   5,345         5,763,407
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (Saint Barnabas Hospital),
                       5.45%, 8/01/35 (f)(j)                                                                2,150         1,910,124
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (School Districts
                       Financing Program), Series D, 5%, 10/01/30 (e)                                       1,240         1,122,200
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority Revenue Bonds (School Districts
                       Financing Program), Series E, 5.75%, 10/01/30 (e)                                    6,900         6,908,832
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Revenue Refunding Bonds (Saint Charles
                       Hospital and Rehabilitation Center), Series A, 5.625%, 7/01/12 (e)                   3,400         3,453,142
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Revenue Refunding Bonds (School
                       District Financing Program), Series I, 5.75%, 10/01/18 (e)                         $ 1,370     $   1,459,310
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                       (Education), Series B, 5.75%, 3/15/36                                                5,000         5,045,950
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, State Supported Debt Revenue Bonds
                       (Mental Health Services Facilities), AMT, Series C, 5.40%, 2/15/33 (c)               5,650         4,474,292
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, State Supported Debt Revenue Bonds
                       (Mental Health Services Facilities), Series B, 5%, 2/15/33 (c)                       4,650         4,152,218
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental
                       Health Facilities), Series B, 5.25%, 2/15/14 (a)                                     1,550         1,733,365
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental
                       Health Facilities), Series D, 5.875%, 8/15/10 (a)(c)                                 1,060         1,135,536
                       ------------------------------------------------------------------------------------------------------------
                       New York State Energy Research and Development Authority, Gas Facilities
                       Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT,
                       Series A, 4.70%, 2/01/24 (d)                                                        15,590        11,863,834
                       ------------------------------------------------------------------------------------------------------------
                       New York State Energy Research and Development Authority, PCR, Refunding
                       (Central Hudson Gas and Electric), Series A, 5.45%, 8/01/27 (f)                      6,000         5,841,900
                       ------------------------------------------------------------------------------------------------------------
                       New York State Environmental Facilities Corporation, Water Facilities
                       Revenue Bonds (Long Island Water Corp. Project), AMT, Series A,
                       4.90%, 10/01/34 (e)                                                                  6,000         4,127,220
                       ------------------------------------------------------------------------------------------------------------
                       New York State Environmental Facilities Corporation, Water Facilities
                       Revenue Refunding Bonds (Spring Valley Water Company), Series B,
                       6.15%, 8/01/24 (f)                                                                   4,400         4,407,172
                       ------------------------------------------------------------------------------------------------------------
                       New York State, HFA, Housing Revenue Bonds (Tri-Senior Development
                       Project), AMT, Series A, 5.40%, 11/15/42 (m)                                         2,400         1,881,528
                       ------------------------------------------------------------------------------------------------------------
                       New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing),
                       AMT, Series A, 4.65%, 11/15/38 (m)                                                   3,250         2,517,093
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT,
                       Series 143, 4.90%, 10/01/37                                                          1,000           717,050
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT,
                       Series 145, 5.125%, 10/01/37                                                         1,000           762,880
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                       AMT, Series 67, 5.70%, 10/01/17 (e)                                                  2,140         2,139,807
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                       AMT, Series 133, 4.95%, 10/01/21                                                     1,500         1,301,850
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                       AMT, Series 143, 4.85%, 10/01/27 (e)                                                 2,000         1,567,600
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds,
                       Series 83, 5.55%, 10/01/27 (e)                                                       2,100         2,014,593
                       ------------------------------------------------------------------------------------------------------------
                       New York State Mortgage Agency Revenue Refunding Bonds, AMT, Series 82,
                       5.65%, 4/01/30 (e)                                                                   1,035         1,003,039
                       ------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, General Revenue Bonds, Series F,
                       5%, 1/01/30 (f)                                                                      5,000         4,666,300
                       ------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, General Revenue Refunding Bonds,
                       Series G, 4.75%, 1/01/29 (c)                                                         2,000         1,803,100
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, General Revenue Refunding Bonds,
                       Series G, 4.75%, 1/01/30 (c)                                                       $ 1,000     $     894,380
                       ------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, General Revenue Refunding Bonds,
                       Series H, 5%, 1/01/37 (c)(d)                                                         8,500         7,660,030
                       ------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, Highway and Bridge Trust Fund, Second
                       Generation Revenue Bonds, Series B, 5%, 4/01/27                                      1,000           945,940
                       ------------------------------------------------------------------------------------------------------------
                       New York State Thruway Authority, Second General Highway and Bridge Trust
                       Fund Revenue Bonds, Series A, 5%, 4/01/26 (f)                                        8,700         8,320,158
                       ------------------------------------------------------------------------------------------------------------
                       New York State Urban Development Corporation, Personal Income Tax Revenue
                       Bonds, Series C-1, 5%, 3/15/13 (a)(e)                                                3,000         3,313,470
                       ------------------------------------------------------------------------------------------------------------
                       New York State Urban Development Corporation, Personal Income Tax Revenue
                       Bonds (State Facilities), Series A-1, 5%, 3/15/29 (d)(e)                             2,000         1,890,140
                       ------------------------------------------------------------------------------------------------------------
                       Oneida-Herkimer, New York, Solid Waste Management Authority, Solid Waste
                       Revenue Refunding Bonds, 5.50%, 4/01/13 (c)                                          1,800         1,945,260
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                       AMT, 141st Series, 4.50%, 9/01/35 (l)                                                1,000           672,650
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                       (JFK International Air Terminal LLC), AMT, Series 6, 6.25%, 12/01/11 (e)             3,000         3,024,690
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                       (JFK International Air Terminal LLC), AMT, Series 6, 6.25%, 12/01/15 (e)             7,830         7,466,610
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                       (JFK International Air Terminal LLC), AMT, Series 6, 5.90%, 12/01/17 (e)             7,000         6,474,160
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                       (JFK International Air Terminal LLC), AMT, Series 6, 5.75%, 12/01/22 (e)            26,725        22,466,906
                       ------------------------------------------------------------------------------------------------------------
                       Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
                       Polytechnic Institute), 5%, 3/01/36                                                  1,850         1,585,432
                       ------------------------------------------------------------------------------------------------------------
                       Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews
                       Terrace Apartments Project), AMT, 4.70%, 12/20/38 (n)                                1,250           851,838
                       ------------------------------------------------------------------------------------------------------------
                       Schenectady, New York, IDA, Civic Facility Revenue Bonds (Union College
                       Project), Series A, 5.45%, 12/01/09 (a)(f)                                           5,000         5,316,950
                       ------------------------------------------------------------------------------------------------------------
                       Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union
                       College Project), Series A, 5.625%, 7/01/11 (a)(f)                                   3,000         3,330,270
                       ------------------------------------------------------------------------------------------------------------
                       Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
                       5.25%, 6/01/27                                                                       4,355         3,354,090
                       ------------------------------------------------------------------------------------------------------------
                       Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
                       Refunding Bonds (Ogden Martin System Huntington Project), AMT,
                       6%, 10/01/10 (f)                                                                     4,660         4,727,570
                       ------------------------------------------------------------------------------------------------------------
                       Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
                       Refunding Bonds (Ogden Martin System Huntington Project), AMT,
                       6.15%, 10/01/11 (f)                                                                  5,000         5,092,800
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
                       Refunding Bonds (Ogden Martin System Huntington Project), AMT,
                       6.25%, 10/01/12 (f)                                                                $ 3,530     $   3,595,799
                       ------------------------------------------------------------------------------------------------------------
                       Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project),
                       AMT, Series A, 5%, 1/01/36 (k)                                                      10,000         6,886,300
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                       Series A-1, 5.25%, 6/01/20 (f)                                                       5,000         4,865,350
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                       Series A-1, 5.25%, 6/01/21 (f)                                                      13,275        12,745,726
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                       Series A-1, 5.25%, 6/01/22 (f)                                                       2,000         1,897,940
                       ------------------------------------------------------------------------------------------------------------
                       Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
                       Bonds, 5%, 11/15/28 (f)                                                              2,465         2,316,706
                       ------------------------------------------------------------------------------------------------------------
                       Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
                       Bonds, Series A, 5.25%, 11/15/30 (e)                                                 6,000         5,758,260
                       ------------------------------------------------------------------------------------------------------------
                       Westchester County, New York, IDA, Civic Facility Revenue Bonds (Purchase
                       College Foundation Housing Project), Series A, 5.75%, 12/01/31 (f)                   7,000         6,834,310
                       ------------------------------------------------------------------------------------------------------------
                       Yonkers, New York, GO, Series A, 5.75%, 10/01/10 (d)                                 1,795         1,942,585
                                                                                                                      -------------
                                                                                                                        500,150,663
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%            A.B. Won Guam International Airport Authority, General Revenue Refunding
                       Bonds, AMT, Series C, 5.25%, 10/01/21 (e)                                            3,700         3,127,721
                       ------------------------------------------------------------------------------------------------------------
                       A.B. Won Guam International Airport Authority, General Revenue Refunding
                       Bonds, AMT, Series C, 5.25%, 10/01/22 (e)                                            1,050           871,300
                                                                                                                      -------------
                                                                                                                          3,999,021
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 16.3%    Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue
                       Bonds, Series A, 5.125%, 7/01/47 (o)                                                 9,950         8,281,584
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/27 (e)             2,000         1,812,880
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/28 (e)             4,000         3,608,160
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                       Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (c)                               4,000         3,735,360
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                       Revenue Refunding Bonds, Series CC, 5.25%, 7/01/33 (c)                               1,000           892,390
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                       Revenue Refunding Bonds, Series CC, 5.25%, 7/01/34 (c)                               3,895         3,459,461
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                       Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (c)                               5,500         4,839,505
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority,
                       Transportation Revenue Bonds, 5.25%, 7/01/17 (d)                                     4,800         4,511,664
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Highway and Transportation Authority,
                       Transportation Revenue Refunding Bonds, Series D, 5.75%, 7/01/12 (a)                10,000        11,004,700
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                       Municipal Bonds                                                                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                       and Capital Appreciation Revenue Bonds, Series A, 4.62%, 7/01/31 (d)(p)            $10,280     $   1,930,687
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                       and Capital Appreciation Revenue Bonds, Series A, 4.66%, 7/01/33 (d)(p)              5,500           887,865
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                       and Capital Appreciation Revenue Bonds, Series A, 4.66%, 7/01/34 (f)(p)              9,300         1,386,165
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                       and Capital Appreciation Revenue Bonds, Series A, 4.67%, 7/01/37 (f)(p)              2,200           262,834
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Convention Center District Authority, Hotel Occupancy Tax
                       Revenue Bonds, Series A, 5%, 7/01/31 (f)                                             3,270         2,532,942
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
                       5.125%, 7/01/13 (a)                                                                    940         1,043,804
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Housing Financing Authority, Capital Funding Program,
                       Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27                                4,000         3,695,800
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (c)                  2,000         1,709,420
                       ------------------------------------------------------------------------------------------------------------
                       Puerto Rico Public Buildings Authority, Government Facilities Revenue
                       Refunding Bonds, Series M-3, 6%, 7/01/28 (e)(q)                                      2,500         2,255,100
                                                                                                                      --------------
                                                                                                                         57,850,321
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds - 158.0%                                                                   562,000,005
-----------------------------------------------------------------------------------------------------------------------------------

                       Municipal Bonds Transferred to
                       Tender Option Bond Trusts (r)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 23.0%       Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                       Project), 5.75%, 5/01/24 (c)                                                         4,158         4,213,047
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                       Bonds, Series A, 5%, 11/15/31 (e)                                                    7,000         6,047,370
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       Series A, 5%, 11/15/30 (c)                                                           5,008         4,350,727
                       ------------------------------------------------------------------------------------------------------------
                       Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                       Series A, 5.75%, 11/15/32 (c)                                                       29,000        27,519,840
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, GO, Series J, 5%, 5/15/23                                   6,800         6,461,088
                       ------------------------------------------------------------------------------------------------------------
                       New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                       Bonds, Series A, 5%, 10/15/32 (f)                                                    7,000         6,888,560
                       ------------------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
                       (New York University), Series A, 5%, 07/01/38                                        5,498         4,921,923
                       ------------------------------------------------------------------------------------------------------------
                       Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                       AMT, 137th Series, 5.125%, 7/15/30 (c)                                               2,500         2,036,000
                       ------------------------------------------------------------------------------------------------------------
                       Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                       5.25%, 11/15/23 (e)                                                                 12,000        11,913,840
                       ------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                       Municipal Bonds Transferred to                                                     Par
                       Tender Option Bond Trusts (r)                                                     (000)            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                       5%, 11/15/32 (e)                                                               $     8,309     $   7,553,590
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Municipal Bonds Transferred to
                       Tender Option Bond Trusts - 23.0%                                                                 81,905,985
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Long-Term Investments
                       (Cost - $718,193,760) - 181.0%                                                                   643,905,990
-----------------------------------------------------------------------------------------------------------------------------------
                       Short-Term Securities                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
                       CMA New York Municipal Money Fund, 0.69% (s)(t)                                 13,013,780        13,013,780
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Short-Term Securities
                       (Cost - $13,013,780) - 3.7%                                                                       13,013,780
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Investments (Cost - $731,207,540*) - 184.7%                                                656,919,770

                       Other Assets Less Liabilities - 2.5%                                                               9,004,149

                       Liability for Trust Certificates, Including
                       Interest Expense and Fees Payable - (16.1)%                                                      (57,268,061)

                       Preferred Shares, at Redemption Value - (71.1)%                                                 (252,959,040)
                                                                                                                      --------------
                       Net Assets Applicable to Common Shares - 100.0%                                                $ 355,696,818
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 675,971,369
                                                                  =============
      Gross unrealized appreciation                               $   6,297,730
      Gross unrealized depreciation                                 (82,492,054)
                                                                  -------------
      Net unrealized depreciation                                 $ (76,194,324)
                                                                  =============

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)   Radian Insured.
(c)   FSA Insured.
(d)   FGIC Insured.
(e)   MBIA Insured.
(f)   AMBAC Insured.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(i)   ACA Insured.
(j)   FHA Insured.
(k)   XL Capital Insured.
(l)   CIFG Insured.
(m)   FNMA Collateralized.
(n)   GNMA Collateralized.
(o)   Assured Guaranty Insured.
(p) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(q)   Commonwealth Guaranteed.

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(s) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                          Net Activity    Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                   9,544,307     $ 63,753
      --------------------------------------------------------------------------
(t)   Represents the current yield as of report date.

BlackRock MuniHoldings New York Insured Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)

o Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
Valuation                                                         Investments in
 Inputs                                                             Securities
--------------------------------------------------------------------------------
Level 1                                                             $ 13,013,780
Level 2                                                              643,905,990
Level 3                                                                       --
                                                                    ------------
Total                                                               $656,919,770
                                                                    ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings New York Insured Fund, Inc.

Date: January 20, 2009